SCHEDULE OF CONTRACT LIABILITIES (Details) - Nonrelated Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Contract liabilities - beginning of year	$ 5,008	$ 3,654
A change in time frame for a performance obligation satisfied	(11,488)	(11,747)
Advance received	10,471	13,205
Translation adjustment	(226)	(104)
Contract liabilities - subtotal	3,765	5,008
Less: contract liabilities to related parties	(961)	(2,483)
Contract liabilities - end of year	$ 2,804	$ 2,525